Supplemental Cash Flow Information - Schedule of Cash and Cash Equivalents (Details) - CAD ($) $ in Thousands		Mar. 31, 2026	Dec. 31, 2025	Mar. 31, 2025	Dec. 31, 2024
Schedule of Cash and Cash Equivalents [Abstract]
Cash		$ 507,990		$ 764,098
Short-term investments	[1]	14,735		33,273
Cash and cash equivalents		$ 522,725	$ 509,798	$ 797,371	$ 552,064

[1]	Consisted of short-term investments with an original maturity of three months or less or which are available on demand with no penalty for early redemption.